CASH TRUST SERIES II

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 July 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: Cash Trust Series II (the "Fund")
            Treasury Cash Series II
            1933 Act File No. 33-38550
            1940 Act File No. 811-6269

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective Amendment No. 21 on July 26, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                 Very truly yours,



                                                 /s/ Andrew Cross
                                                 Andrew Cross
                                                 Assistant Secretary










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